Litigations (Tables)	6 Months Ended
Jun. 30, 2021
Litigations
Schedule of changes in provision for litigations

				Environmental	Total of
	Tax litigation	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2020	485	260	335	11	1,091
Additions and reversals, net	(2)	(1)	46	1	44
Payments	—	(15)	(29)	(4)	(48)
Indexation and interest	3	10	23	—	36
Translation adjustment	19	11	17	—	47
Acquisition of NLC (note 12)	—	1	5	—	6
Balance at June 30, 2021	505	266	397	8	1,176
Current liabilities	9	17	76	—	102
Non-current liabilities	496	249	321	8	1,074
	505	266	397	8	1,176

				Environmental	Total of
	Tax litigation	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2019	696	300	455	11	1,462
Additions and reversals, net	19	28	14	2	63
Payments	(10)	(11)	(34)	—	(55)
Indexation and interest	13	16	13	—	42
Translation adjustment	(168)	(77)	(120)	(3)	(368)
Balance at June 30, 2020	550	256	328	10	1,144
Current liabilities	7	14	63	—	84
Non-current liabilities	543	242	265	10	1,060
	550	256	328	10	1,144

Schedule of contingent liabilities

	June 30, 2021	December 31, 2020
Tax litigations	8,166	6,911
Civil litigations	1,644	1,348
Labor litigations	572	563
Environmental litigations	1,006	907
Total	11,388	9,729

Schedule of judicial deposits

	June 30, 2021	December 31, 2020
Tax litigations	1,052	988
Civil litigations	83	85
Labor litigations	168	177
Environmental litigations	23	18
Total	1,326	1,268